Income Taxes - Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory rate	(21.00%)	(21.00%)
State tax	0.20%	(2.50%)
Permanent items	0.70%	0.40%
Transaction costs	(4.80%)	0.00%
Stock-based compensation	6.60%	4.30%
R&D credit	(4.20%)	(4.20%)
Other	0.00%	0.10%
Changes in valuation allowance	22.80%	22.90%
Foreign rate differential	(0.10%)	0.20%
Effective tax rate	0.20%	0.20%